Trust capital securities	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Trust capital securities
Note 19 Trust capital securities

We issued innovative capital instruments, RBC Trust Capital Securities (RBC TruCS), through the structured entity RBC Capital Trust (Trust).

On June 30, 2018, the Trust redeemed all issued and outstanding RBC TruCS 2008-1 for cash at a redemption price of $1,000 per unit.